Note 23 - Stock-Based Compensation	12 Months Ended
Oct. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

23.     Stock-Based Compensation

Stock option plan

The Company has a stock option plan (the Plan) primarily for senior management employees. Under the Plan, which conforms to all current regulations of the New York and Toronto stock exchanges, the Company may issue shares on the exercise of stock options granted to eligible employees, officers, directors and persons providing on-going management or consulting services to the Company. The exercise price of stock options issued under the Plan equals the market price of the underlying shares on the date of the grant. All options issued under the Plan are granted and priced on the date on which approval by the Board of Directors of the Company is obtained or a later date set by the Board of Directors in its approval. As of October 31, 2013, 6,220,900 common shares have been reserved for issuance under the Plan.

Stock-based compensation expense related to the Company’s stock option plan for the year ended October 31, 2013 is $1.4 million (2012 - $1.6 million; 2011 - $1.2 million) which is recorded in selling, general and administration expenses.

During the year ended October 31, 2013, the Company granted 657,300 (2012 – 42,800; 2011 – 808,700) C$ stock options at a weighted average exercise price of C$7.06 (2012 - C$9.52). All options granted in fiscal 2013 have a seven year term and become exercisable ratably (a graded-vesting schedule) over a three-year period.

Canadian Dollar Options

	Number (000s)	Weighted Average Exercise Price (C$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (C$ thousands)
Outstanding as of October 31, 2011	2,423	$11.78	5.3	$-
Granted	43	9.52
Exercised	-	-
Cancelled or forfeited	(6)	20.66
Expired	(44)	18.90
Outstanding as of October 31, 2012	2,416	$11.59	4.5	$-
Granted	657	7.06
Exercised	-	-
Cancelled or forfeited	(556)	11.71
Expired	(149)	20.21
Outstanding as of October 31, 2013	2,368	$9.76	4.4	$944
Vested and expected to vest as at October 31, 2012(a)	2,204	$11.75	3.9	$-
Vested and expected to vest as at October 31, 2013(a)	2,266	$9.84	4.2	$827
Exercisable as at October 31, 2012	645	$16.30	2.9	$-
Exercisable as at October 31, 2013	1,545	$10.75	3.7	$-

(a) The expected to vest amount represents the unvested options as at October 31, 2013 and 2012, respectively, less estimated forfeitures.

Canadian dollar options outstanding as of October 31, 2013 comprise the following:

				Options Outstanding		Options Exercisable
Range of Exercise Prices (C$)			Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (C$)	Number (000s)	Weighted Average Exercise Price (C$)
$7.06	-	$10.73	4.7	2,228	$9.11	1,405	$9.82
$17.75	-	$21.77	0.7	140	20.10	140	20.10
				2,368	$9.76	1,545	$10.75

United States Dollar Options

	Number (000s)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$ thousands)
Outstanding as of October 31, 2011	157	$15.72	3.6	$8
Cancelled or forfeited	(1)	15.91
Outstanding as of October 31, 2012	156	$15.73	2.5	$1
Cancelled or forfeited	(56)	15.88
Expired	(7)	15.91
Outstanding as of October 31, 2013	93	$15.66	1.6	$5
Vested and expected to vest as at October 31, 2012	156	$15.73	2.5	$1
Vested and expected to vest as at October 31, 2013	93	$15.66	1.6	$5
Exercisable as at October 31, 2012	156	$15.73	2.5	$1
Exercisable as at October 31, 2013	93	$15.66	1.6	$5

United States dollar options outstanding as of October 31, 2013 comprise the following:

				Options Outstanding		Options Exercisable
Range of Exercise Prices (US$)			Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (US$)	Number (000s)	Weighted Average Exercise Price (US$)
$6.15			2.1	3	$6.15	3	$6.15
$15.89	-	$15.91	1.6	90	15.91	90	15.91
				93	$15.66	93	$15.66

The Company utilizes the Black-Scholes option valuation model to estimate the fair value of the options granted based on the following assumptions:

	2013	2012	2011
Risk-free interest rate	1.33%	1.07%	1.94%
Expected dividend yield	-	4.29%	3.75%
Expected volatility	0.380	0.280	0.304
Expected time until exercise (years)	3.6	3.6	3.6

The weighted average fair values of options granted are estimated to be C$2.08 per common share in fiscal 2013 (2012 - C$1.28; 2011 - C$1.83).

The Black-Scholes option valuation model used by the Company to determine fair values was developed for use in estimating the fair value of freely traded options that are fully transferable and have no vesting restrictions. This model requires the use of assumptions, including future stock price volatility and expected time until exercise. The Company uses historical volatility to estimate its future stock price volatility. The expected time until exercise is based upon the contractual term, taking into account expected employee exercise and expected post-vesting employment termination behavior.

The following table summarizes the intrinsic value of options exercised and the fair values of shares vested:

		2013		2012		2011
Aggregate intrinsic value of options exercised	C$	-	C$	-	C$	-
	US$	-	US$	-	US$	-
Aggregate grant-date fair value of shares vested	C$	3,302	C$	454	C$	-
	US$	-	US$	-	US$	-

As of October 31, 2013, the total remaining unrecognized compensation expense related to non-vested stock options amounted to approximately C $1.2 million and US $nil, which will be amortized over the weighted average remaining requisite service period of approximately 23 months and nil months, respectively, for the C$ and US$ stock options.

Deferred share units (DSU)

During the year ended October 31, 2013, the Company granted 153,583 (2012 – 132,493; 2011 – 179,777) DSU. DSU vest immediately or 100% after three years from the grant date. Vesting is time based and not dependent on a performance measure. Vested DSU are payable upon termination of employment and will be settled in cash or share units equal to the number of vested units multiplied by the five-day average closing TSX share price up to and including the termination date.

DSU granted are accompanied by dividend equivalents rights that will be payable in cash upon settlement of the DSU. During the year ended October 31, 2013, the Company recorded nil (2012 – 15,449; 2011 – 11,496) DSU per dividend equivalent.

The Company records compensation expense and the corresponding liability each period based on vested units and changes in the market price of common shares. The DSU expense for the year ended October 31, 2013 is $2.8 million (2012 - $0.7 million; 2011 - $1.0 million) of which $2.8 million (2012 - $0.6 million; 2011 - $1.0 million) is included in selling, general and administration expenses and $nil (2012 - $0.1 million; 2011 - $nil) is in restructuring charges, net (Note 19).

During the year ended October 31, 2013, 93,316 DSU were paid out in the amount of $0.7 million.

Restricted share units (RSU)

During the year ended October 31, 2013, the Company granted 74,867 (2012 – 201,231; 2011 – nil) RSU, which vest 100% after three years from the grant date. Vesting is time based and not dependent on a performance measure. Vested RSU are settled in cash equal to the number of vested units multiplied by the five-day average closing TSX share price up to and including the vesting date. RSU granted are accompanied by dividend equivalents rights that will be payable in cash upon settlement of the RSU. During the year ended October 31, 2013, the Company recorded nil (2012 – 3,939; 2011 - nil) RSU per dividend equivalent.

The Company records compensation expense and the corresponding liability over the vesting period of the RSU adjusted for any fair value changes at each reporting date. The RSU expense for the year ended October 31, 2013 is $0.7 million (2012 - $0.4 million; 2011 - $nil) of which $0.7 million (2012 - $0.3 million; 2011 - $nil) is included in selling, general and administration expenses and $nil (2012 - $0.1 million; 2011 - $nil) is in restructuring charges, net (Note 19).

Performance share units (PSU)

During the year ended October 31, 2013, the Company granted nil (2012 – 122,828; 2011 – nil) PSU, which vest 6 months after the achievement of certain performance goals and other criteria over the vesting period by October 31, 2013. Vested PSU are settled in cash equal to the number of vested units multiplied by the five-day average closing TSX share price up to and including the vesting date. PSU granted are accompanied by dividend equivalents rights that will be payable in cash upon settlement of the PSU. All outstanding PSU’s were cancelled as of October 31, 2013 as the performance goals were not achieved.

The PSU expense for the year ended October 31, 2013 is $nil (2012 - $0.2 million; 2011 - $nil) of which $nil (2012 - $nil; 2011 - $nil) is included in selling, general and administration expenses and $nil (2012 - $0.2 million; 2011 - $nil) is in restructuring charges, net (Note 19).

Other mid-term incentive plan (MTIP)

The MTIP income is related to the fully vested DSU granted under the Company’s original 2006 Plan (2006 MTIP).

Liability(a)	As of October 31
	2013	2012
2006 Plan	$258	$195
2007 Plan	-	-
2008 Plan	-	-
2009 Plan	-	-
Total	$258	$195

Expense (Income)(b)	Years ended October 31
	2013	2012	2011
2006 Plan	$61	$(57)	$(197)
2007 Plan	-	-	-
2008 Plan	-	-	-
2009 Plan	-	-	-
Total	$61	$(57)	$(197)

(a) The MTIP liability is included in the employee-related accruals in accrued liabilities in the consolidated statements of financial position (Note 12).

(b) The MTIP expense (income) for the year ended October 31, 2013 is $0.1 million (2012 - $(0.1) million; 2011 - $(0.2) million), which is included in selling, general and administration expenses.

The 2006 MTIP is accompanied by dividend equivalents rights that will be payable in cash upon settlement of the plan. During the year ended October 31, 2013, the Company recorded nil (2012 – 972; 2011 – 1,607) MTIP units per dividend equivalent.

Sale of the Targeted Therapies business and its impact on Stock Based Compensation

On July 13, 2013 Nordion completed the sale of the Targeted Therapies business (Note 3) which triggered the immediate vesting of certain RSU and PSU granted to employees impacted by the divestiture. The actual payments for RSU and PSU to these employees were $0.3 million and $0.1 million, respectively, of which $0.2 million and $0.1 million were included as a reduction to the gain of the sale transaction.